Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net	PROPERTY, PLANT AND EQUIPMENT, NET
The following table presents the components of property, plant and equipment, net as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Cost (1):
Land, buildings and leasehold improvements (2)	$841,988	$848,926
Instruments, machinery and equipment (3)	1,352,749	1,409,998
Office furniture and other	84,361	91,736
Motor vehicles and airplanes	51,287	53,248
Total cost	2,330,385	2,403,908
Accumulated depreciation	(1,381,178)	(1,501,224)
Depreciated cost	$949,207	$902,684

Depreciation expenses for the years ended December 31, 2022, 2021 and 2020 amounted to $112,063, $106,068 and $104,980, respectively.

(1)     Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $39,121 and $11,924 as of December 31, 2022 and 2021, respectively.

(2)    Set forth below is additional information regarding the real estate owned or leased by the Company (square feet):

	Israel(A)	U.S.(B)	Other Countries(C)
Owned	2,065,447	759,445	1,039,287
Leased	6,976,085	1,114,414	632,736

a.Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.
b.Includes mainly offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America, primarily in Texas, New Hampshire, Florida, Alabama and Virginia. The facilities in New Hampshire, Florida and Alabama are located on owned land totaling approximately 109 acres. In 2022 Elbit Systems of America acquired a subsidiary (under Sparton), which leases three facilities in VA and in NC, of 38,540 square feet. Universal Avionics Systems Corporation's facilities are located in Arizona, Washington and Georgia, of which 166,000 square feet are owned and 83,000 square feet are leased.
c.Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.

(3)     Includes equipment produced by the Company for its own use in the aggregate amount of $119,892 and $119,855 as of December 31, 2022 and 2021, respectively, and capitalized costs related to the new ERP system (see Note 2M).

As for liens on assets – see Notes 21G and 21H.